Commitments and Contingencies - Lease Arrangements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Cost	$ 15,893
Variable Lease, Cost	2,598
Sublease Income	1,515
Lease, Cost	16,976
Operating Lease, Right-of-Use Asset	75,774
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	86,157
Operating Lease, Payments	$ 11,305
Operating Lease, Weighted Average Remaining Lease Term	9 years 2 months
Operating Lease, Weighted Average Discount Rate, Percent	2.60%
Operating Lease, Expense - Not yet commenced	$ 25,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020	17,010
2021	12,295
2022	10,376
2023	9,647
2024	8,568
2025-2038	38,902
Discount	(11,021)
Total discounted operating lease liabilities	$ 85,777
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	10 years